ANNUAL LETTER

Dear Fellow Shareholders:

    As you know, material has been circulated to you regarding The Board of Trustee's determination that it was in the best interests of the Funds to liquidate and distribute the Funds' assets to shareholders and then to dissolve the Funds.

    In view of these circumstances, each of the Funds has suspended sales of its shares to new investors effective July 28, 1999. This suspension does not affect the automatic reinvestment of dividends and other distributions.

    Carnegie Capital Management Company has been pleased and proud to be associated with the Carnegie Funds Group for the last 25 years. We will do everything in our power to complete this transaction to your satisfaction and wish you the very best continued investment success.

    Please vote and sign your proxy as soon as possible.

                                         Sincerely,

                                         /s/ George R. Mateyo

                                         George R. Mateyo

                          INDEPENDENT AUDITORS' REPORT

         [LOGO]

To the Board of Trustees and Shareholders
Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust:

    We have audited the accompanying statements of net assets of Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust (comprising the Ohio General Municipal Fund), as of July 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers, and other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust, as of July 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                         /s/ KPMG LLP

August 27, 1999
Cleveland, Ohio

LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                                   YEAR ENDED JULY 31,
                           -------------------------------------------------------------------
                              1999          1998          1997          1996          1995
                           -----------  ------------  ------------  ------------  ------------
Net Asset Value,
  Beginning of Period            $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income          0.038         0.047         0.045         0.047         0.047
                           -----------  ------------  ------------  ------------  ------------
  Total from Investment
    Operations                   0.038         0.047         0.045         0.047         0.047
  LESS DISTRIBUTIONS:
  Distributions from net
    investment income           (0.038)       (0.047)       (0.045)       (0.047)       (0.047)
                           -----------  ------------  ------------  ------------  ------------
  Total Distributions           (0.038)       (0.047)       (0.045)       (0.047)       (0.047)
Net Asset Value, End of
  Period                         $1.00         $1.00         $1.00         $1.00         $1.00
                           -----------  ------------  ------------  ------------  ------------
                           -----------  ------------  ------------  ------------  ------------
TOTAL RETURN                     3.82%         4.79%         4.58%         4.79%         4.84%
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)          1.13%         0.88%         0.94%         0.90%         0.87%
  Net investment income
    as a percentage of
    average daily net
    assets(1)                    4.03%         4.71%         4.48%         4.69%         4.72%
Net Assets at end of
  period                   $34,794,136  $164,475,955  $185,185,738  $205,508,605  $247,385,884
                           -----------  ------------  ------------  ------------  ------------
                           -----------  ------------  ------------  ------------  ------------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                                YEAR ENDED JULY 31,
                           --------------------------------------------------------------
                              1999        1998         1997         1996         1995
                           ----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period           $1.00        $1.00        $1.00        $1.00        $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income         0.037        0.045        0.042        0.045        0.044
                           ----------  -----------  -----------  -----------  -----------
  Total from Investment
    Operations                  0.037        0.045        0.042        0.045        0.044
  LESS DISTRIBUTIONS:
  Distributions from net
    investment income          (0.037)      (0.045)      (0.042)      (0.045)      (0.044)
                           ----------  -----------  -----------  -----------  -----------
  Total Distributions          (0.037)      (0.045)      (0.042)      (0.045)      (0.044)
Net Asset Value, End of
  Period                        $1.00        $1.00        $1.00        $1.00        $1.00
                           ----------  -----------  -----------  -----------  -----------
                           ----------  -----------  -----------  -----------  -----------
TOTAL RETURN                    3.73%        4.66%        4.33%        4.58%        4.52%
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)         1.16%        0.98%        1.11%        1.03%        1.06%
  Net investment income
    as a percentage of
    average daily net
    assets(1)                   3.91%        4.51%        4.25%        4.50%        4.38%
Net Assets at end of
  period                   $3,490,559  $14,534,252  $12,440,409  $12,737,746  $14,424,876
                           ----------  -----------  -----------  -----------  -----------
                           ----------  -----------  -----------  -----------  -----------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

See Notes to Financial Statements.

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                                YEAR ENDED JULY 31,
                           --------------------------------------------------------------
                              1999        1998         1997         1996         1995
                           ----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period           $1.00        $1.00        $1.00        $1.00        $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income         0.023        0.028        0.027        0.029        0.029
                           ----------  -----------  -----------  -----------  -----------
  Total from Investment
    Operations                  0.023        0.028        0.027        0.029        0.029
  LESS DISTRIBUTIONS:
  Distributions from net
    investment income          (0.023)      (0.028)      (0.027)      (0.029)      (0.029)
                           ----------  -----------  -----------  -----------  -----------
  Total Distributions          (0.023)      (0.028)      (0.027)      (0.029)      (0.029)
Net Asset Value, End of
  Period                        $1.00        $1.00        $1.00        $1.00        $1.00
                           ----------  -----------  -----------  -----------  -----------
                           ----------  -----------  -----------  -----------  -----------
TOTAL RETURN                    2.30%        2.81%        2.79%        2.96%        2.92%
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)         0.83%        0.90%        0.84%        0.80%        0.82%
  Net investment income
    as a percentage of
    average daily net
    assets(1)                   2.37%        2.78%        2.74%        2.92%        2.86%
Net Assets at end of
  period                   $7,614,006  $21,805,702  $20,188,763  $25,266,098  $27,615,905
                           ----------  -----------  -----------  -----------  -----------
                           ----------  -----------  -----------  -----------  -----------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
  FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                                                YEAR ENDED JULY 31,
                           -------------------------------------------------------------
                              1999        1998        1997         1996         1995
                           ----------  ----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period           $9.64       $9.66        $9.41        $9.46        $9.50
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment
    income(2)                   0.459       0.477        0.484        0.514        0.556
  Net realized and
    unrealized
    gains/(losses) on
    securities                 (0.256)     (0.019)       0.250       (0.050)      (0.040)
                           ----------  ----------  -----------  -----------  -----------
  Total from Investment
    Operations                  0.203       0.458        0.734        0.464        0.516
  LESS DISTRIBUTIONS:
  Distributions from net
    investment income          (0.459)     (0.477)      (0.484)      (0.514)      (0.556)
                           ----------  ----------  -----------  -----------  -----------
  Total Distributions          (0.459)     (0.477)      (0.484)      (0.514)      (0.556)
Net Asset Value, End of
  Period                        $9.38       $9.64        $9.66        $9.41        $9.46
                           ----------  ----------  -----------  -----------  -----------
                           ----------  ----------  -----------  -----------  -----------
TOTAL RETURN                    2.03%       4.84%        9.41%        4.98%        5.50%
                           ----------  ----------  -----------  -----------  -----------
                           ----------  ----------  -----------  -----------  -----------
RATIOS/SUPPLEMENTAL
  INFORMATION
  Net assets at end of
    period                 $8,544,649  $9,220,496  $10,283,205  $11,655,988  $11,448,521
  Expenses as a
    percentage of average
    daily net
    assets(1)(2)                0.94%       1.00%        0.95%        0.88%        0.97%
  Net investment income
    as a percentage of
    average daily net
    assets(1)                   4.76%       4.96%        5.12%        5.41%        5.95%
  Portfolio Turnover rate      50.39%       5.36%        3.88%       23.45%        8.77%

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.
  (2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.430, $.448, $.455, $.483, and $.528, for the years ended July 31, 1999, 1998, 1997, 1996 and 1995, respectively; had such
      Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been 1.24%, 1.30%, 1.25%, 1.18%, and 1.27%, for the same periods, respectively.

See Notes to Financial Statements.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                 JULY 31, 1999

 PRINCIPAL                                             MATURITY DATES     VALUE
   AMOUNT                                                  (1999)       (NOTE A)
------------                                           --------------  -----------
             COMMERCIAL PAPER+ -- 38.7%
$  1,500,000 American Telephone and Telegraph
             Company, 5.05%..........................       8/23       $ 1,495,581
   1,500,000 Bell South Telecommunications Inc.,
             5.01%...................................       8/3          1,499,791
   1,500,000 Coca-Cola Company, 5.03%................       8/10         1,498,322
   1,500,000 Ford Motor Credit Company, 5.06%........       8/6          1,499,157
   1,500,000 International Lease Finance Corp.,
             5.03%...................................       8/20         1,496,228
   1,500,000 Lucent Technologies Inc., 5.04%.........       8/27         1,494,750
   1,500,000 Merrill Lynch and Company, 5.00%........       8/2          1,500,000
   1,500,000 Motorola Inc., 5.01%....................       8/3          1,499,790
   1,500,000 Walt Disney Company, 4.96%..............       8/11         1,498,140
                                                                       -----------
             TOTAL COMMERCIAL PAPER (Cost
             $13,481,759)............................                   13,481,759
                                                                       -----------
             U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 38.7%
   1,500,000 Federal Agriculture Mortgage
             Association, 4.95%......................       8/6          1,499,175
   1,500,000 Federal Farm Credit Bank, 5.01%.........       8/4          1,499,583
   3,500,000 Federal Home Loan Mortgage Corp.,
             4.95%...................................       8/16         3,493,263
   1,500,000 Federal Home Loan Mortgage Corp.,
             4.98%...................................       8/16         1,497,095
   1,500,000 Federal Home Loan Mortgage Corp.,
             4.97%...................................       8/19         1,496,480
   1,500,000 Federal National Mortgage Association,
             4.85%...................................       8/5          1,499,394
   2,500,000 Federal National Mortgage Association,
             4.95%...................................       9/2          2,489,344
                                                                       -----------
             TOTAL U.S. GOVERNMENT INTEREST BEARING
             AND AGENCIES
             (Cost $13,474,334)......................                   13,474,334
                                                                       -----------
             REPURCHASE AGREEMENTS -- 22.8%
   7,936,000 Merrill Lynch Government Securities,
             Inc. 4.95%; Collateralized by $7,955,000
             Federal National Mortgage Association,
             5.56% due 9/15/00, (repurchase proceeds
             $7,939,274), market value $8,091,430....       8/2          7,936,000
                                                                       -----------
             TOTAL INVESTMENTS -- 100.2% (COST
             $34,892,093)............................                   34,892,093
             OTHER ASSETS LESS LIABILITIES --
             (.2%)...................................                      (97,957)
                                                                       -----------
             NET ASSETS --100.0% -- equivalent to
             $1.00 per share for 34,794,136
             outstanding Capital Shares in the Trust,
             $.10 par value (unlimited number of
             shares authorized) -- NOTE E............                  $34,794,136
                                                                       -----------
                                                                       -----------

+ At July 31, 1999, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services. These ratings were not audited by KPMG LLP.

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1999

INTEREST INCOME.........................                      $    5,472,819
EXPENSES -- NOTE B
  Management fees.......................    $       528,509
  Custodian and transfer agent fees.....            350,663
  Printing..............................            111,994
  Professional fees.....................             49,978
  Postage...............................             49,450
  Trustees' fees........................             24,000
  Registration and filing fees..........             23,706
  Insurance expense.....................             14,882
  Miscellaneous.........................             46,256        1,199,438
                                          -----------------   --------------
INVESTMENT INCOME -- NET................                      $    4,273,381
                                                              --------------
                                                              --------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED JULY 31,
                                          ---------------------------
                                              1999           1998
                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS --
NOTE C
  OPERATIONS:
    Investment income -- net............  $   4,273,381  $ 10,216,408
  DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME.....................     (4,273,381)  (10,216,408)
  CAPITAL SHARE TRANSACTIONS -- NET.....   (129,681,819)  (20,709,783)
                                          -------------  ------------
        Total decrease in net assets....   (129,681,819)  (20,709,783)
NET ASSETS
  Beginning of period...................    164,475,955   185,185,738
                                          -------------  ------------
  End of period.........................  $  34,794,136  $164,475,955
                                          -------------  ------------
                                          -------------  ------------

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                 JULY 31, 1999

PRINCIPAL                                         MATURITY DATES      VALUE
  AMOUNT                                              (1999)         (NOTE A)
----------                                        --------------   ------------
             U.S. GOVERNMENT AGENCIES -- 75.8%
 $ 500,000   Federal Home Loan Bank, 5.01%......       8/16        $    499,026
   500,000   Federal Home Loan Mortgage Corp.,
             4.98%..............................       8/3              499,931
   250,000   Federal Home Loan Mortgage Corp.,
             4.90%..............................       8/9              249,762
   400,000   Federal Home Loan Mortgage Corp.,
             4.95%..............................       8/16             399,230
   250,000   Federal Home Loan Mortgage Corp.,
             4.94%..............................       8/17             249,485
   500,000   Federal Home Loan Mortgage Corp.,
             4.96%..............................       8/18             498,898
   250,000   Federal Home Loan Mortgage Corp.,
             4.95%..............................       8/26             249,175
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Cost $2,645,507)..................                   $  2,645,507
                                                                   ------------
             REPURCHASE AGREEMENTS -- 24.5%
   854,000   Merrill Lynch Government
             Securities, Inc., 4.95%;
             Collateralized by $860,000 Federal
             National Mortgage Association,
             5.56% due 9/15/2000 (repurchase
             proceeds $854,352), market value
             $874,749...........................       8/2              854,000
                                                                   ------------
             TOTAL INVESTMENTS -- 100.3% (COST
             $3,499,507)........................                      3,499,507
             OTHER ASSETS LESS LIABILITIES --
               (.3%)............................                         (8,948)
                                                                   ------------
             NET ASSETS -- 100.0% -- equivalent
               to $1.00 per share for 3,490,559
               outstanding Capital Shares in the
               Trust, $.10 par value (unlimited
               number of shares authorized) --
               NOTE E...........................                   $  3,490,559
                                                                   ------------
                                                                   ------------

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1999

INTEREST INCOME.........................               $   514,939
EXPENSES -- NOTE B
  Management fees.......................  $    50,531
  Custodian and transfer agent fees.....       22,381
  Registration and filing fees..........       16,520
  Trustees' fees........................        8,000
  Printing..............................        7,861
  Professional fees.....................        6,540
  Insurance expense.....................        1,412
  Postage...............................          703
  Miscellaneous.........................        3,412      117,360
                                          -----------  -----------
INVESTMENT INCOME -- NET................               $   397,579
                                                       -----------
                                                       -----------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED JULY 31,
                                          ------------------------
                                             1999         1998
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS --
NOTE C
  OPERATIONS:
    Investment income -- net............  $   397,579  $   657,166
  DISTRIBUTIONS TO SHAREHOLDERS FROM NET
    INVESTMENT INCOME...................     (397,579)    (657,166)
  CAPITAL SHARE TRANSACTIONS -- NET.....  (11,043,693)   2,093,843
                                          -----------  -----------
        Total increase/(decrease)
        decrease in net assets..........  (11,043,693)   2,093,843
        NET ASSETS
        Beginning of period.............   14,534,252   12,440,409
                                          -----------  -----------
        End of period...................  $ 3,490,559  $14,534,252
                                          -----------  -----------
                                          -----------  -----------

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS
                                 JULY 31, 1999

PRINCIPAL                                                      VALUE
  AMOUNT                                          RATING*    (NOTE A)
----------                                        -------   -----------
             MUNICIPAL SECURITIES+ -- 99.8%
             ALABAMA -- 19.7%
 $ 200,000   Alabama Special Care Facility
             Variable Rate Demand Revenue Bonds
             3%, 8/4/1999.......................    Aaa     $   200,000
   300,000   Birmingham-Carraway Alabama Special
             Care Facility Variable Rate Demand
             Revenue Bonds 3%, 8/4/1999.........    Aa3         300,000
   400,000   Daphne Alabama Special Care
             Facility Variable Rate Demand
             Revenue Bonds 3%, 8/4/1999.........    Aa3         400,000
   300,000   Columbia Industrial Development
             Brd. Pollution Control Variable
             Rate Demand Revenue Bonds 3.4%,
             8/2/1999...........................    A2          300,000
   300,000   Stevenson Industrial Development
             Brd. Improvement Variable Rate
             Demand Revenue Bonds 3.35%,
             8/2/1999...........................    AA          300,000
             ALASKA -- 5.3%
   400,000   Alaska State Housing Finance Corp.
             Variable Rate Demand Revenue Bonds
             3%, 8/4/1999.......................    Aaa         400,000
             CALIFORNIA-- 3.9%
   300,000   Los Angeles Regional Airports
             Improvement Corporation Variable
             Rate Demand Revenue Bonds 3.4%,
             8/2/1999...........................    Aa2         300,000
             GEORGIA -- 7.8%
   300,000   Burke County Georgia Pollution
             Control Variable Rate Demand
             Revenue Bonds 3.4%, 8/2/1999.......    A2          300,000
   300,000   Gwinnet County Georgia Hospital
             Authority Variable Rate Demand
             Revenue Bonds 3%, 8/4/199..........    AAA         300,000
             ILLINOIS -- 5.3%
   400,000   Chicago O'Hare International
             Airport Variable Rate Demand
             Revenue Bonds 3%,
             8/4/1999...........................    Aa3         400,000
             LOUISIANA -- 2.6%
   200,000   Lake Charles Louisiana Harbor and
             Terminal District Variable Rate
             Demand Revenue Bonds 3%,
             8/4/1999...........................    AA-         200,000
             MICHIGAN -- 2.6%
   200,000   Michigan State Hospital Finance
             Authority Variable Rate Demand
             Revenue Bonds 3.08%, 8/4/1999......    A1          200,000
             NEW YORK -- 3.9%
   300,000   New York State Energy Research
             Variable Rate Demand Revenue Bonds
             3.3%, 8/2/1999.....................    Aa3         300,000
             NORTH CAROLINA -- 5.3%
   400,000   Wake County North Carolina
             Industrial Facilities Variable Rate
             Demand Revenue Bonds 3.4%,
             8/2/1999...........................    Aa2         400,000
             NORTH DAKOTA -- 5.3%
   400,000   Grand Forks North Dakota Hospital
             Facilities Variable Rate Demand
             Revenue Bonds 3.4%, 8/2/1999.......    Aa3         400,000
             OHIO -- 2.6%
   200,000   Cuyahoga County Ohio Hospital
             Variable Rate Demand Revenue Bonds
             3.35%, 8/2/1999....................    Aa2         200,000
             OKLAHOMA -- 5.3%
   400,000   Garfield County Oklahoma Pollution
             Control Variable Rate Demand
             Revenue Bonds 3.2%, 8/4/1999.......    Aa3         400,000
             OREGON -- 5.3%
   400,000   Port of Portland Pollution Control
             Variable Rate Demand Revenue Bonds
             3.4%, 8/2/1999.....................    Aa3         400,000
             PENNSYLVANIA -- 6.5%
   400,000   Delaware County Industrial
             Development Variable Rate Demand
             Revenue Bonds 3.35%, 8/2/1999......    Aaa         400,000
   100,000   Lehigh County Hospital Authority
             Variable Rate Demand Revenue Bonds
             3.4%,
             8/2/1999...........................    Aaa         100,000
             TENNESSEE -- 3.9%
   300,000   Nashville Metropolitan Government
             Health and Education Variable Rate
             Demand Revenue Bonds 3.4%,
             8/2/1999...........................    AAA         300,000
             TEXAS -- 5.3%
   400,000   Grapevine Texas Industrial
             Development Corporation Variable
             Rate Demand Revenue Bonds 3.4%,
             8/2/1999...........................    Aa3         400,000

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                      STATEMENT OF NET ASSETS-- CONTINUED
                                 JULY 31, 1999

PRINCIPAL                                                      VALUE
  AMOUNT                                          RATING*    (NOTE A)
----------                                        -------   -----------
             WASHINGTON -- 3.9%
 $ 300,000   Port of Seattle Washington Variable
             Rate Demand General Obligation
             Bonds 3%,
             8/4/1999...........................    Aa1     $   300,000
             WYOMING -- 5.3%
   400,000   Lincoln County Wyoming Pollution
             Control Variable Rate Demand
             Revenue Bonds 3.35%, 8/2/1999......    Aaa         400,000
                                                            -----------
             TOTAL INVESTMENTS -- 99.8% (COST
             $7,600,000)........................              7,600,000
             OTHER ASSETS LESS LIABILITIES --
             .2%................................                 14,006
                                                            -----------
             NET ASSETS -- 100% -- equivalent to
             $1.00 per share for 7,614,006
             outstanding Capital Shares in the
             Trust, $.10 par value (unlimited
             number of shares authorized) --
             Note E.............................            $ 7,614,006
                                                            -----------
                                                            -----------

+ Floating Rate Demand Notes (F.R.D.N.) and Floating Rate Participation Certificates (F.R.P.C.) are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates disclosed represent the next reset date.

* All ratings are stated as of July 31, 1999 by Moody's Investor Services, Inc. or Standard and Poor's. Unrated municipal obligations, if any, are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees. These ratings were not audited by KPMG LLP.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1999

INTEREST INCOME.........................                 $   580,129
EXPENSES -- NOTE B
  Management fees.......................     $  90,379
  Custodian and transfer fees...........        14,339
  Professional fees.....................        11,819
  Printing..............................         9,921
  Registration and filing fees..........         8,614
  Trustees' fees........................         8,000
  Postage...............................         2,004
  Insurance Expense.....................         1,883
  Miscellaneous.........................         3,696       150,655
                                          ------------   -----------
INVESTMENT INCOME -- NET................                   $ 429,474
                                                         -----------
                                                         -----------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED JULY 31,
                                          -------------------------
                                              1999         1998
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS --
NOTE C
  OPERATIONS:
    Investment income -- net............  $    429,474  $   570,497
  DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME.....................      (429,474)    (570,497)
    CAPITAL SHARE TRANSACTIONS -- NET...   (14,191,696)   1,616,939
                                          ------------  -----------
          Total increase/(decrease)
          decrease in net assets........   (14,191,696)   1,616,939
          NET ASSETS
          Beginning of period...........    21,805,702   20,188,763
                                          ------------  -----------
          End of period.................  $  7,614,006  $21,805,702
                                          ------------  -----------
                                          ------------  -----------

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND
                    STATEMENT OF NET ASSETS -- JULY 31, 1999

PRINCIPAL                                                     VALUE
  AMOUNT                                         RATING*     (NOTE A)
----------                                       -------   ------------
            MUNICIPAL BONDS -- 90.9%
$  400,000  Cuyahoga Cnty. University Hosp.
            Revenue Refunding & Improvement
            5.63%, 1/15/2026...................    AAA     $    405,630
   500,000  Cuyahoga Cnty. Meridia Hlth. Care
            Sys. Revenue Bonds 7.00%,
            8/15/2001..........................    AAA          538,647
   600,000  Franklin Cnty. Hosp. Revenue
            Refunding & Improvement Riverside
            7.60%, 5/15/2000...................    AAA          630,865
   200,000  Franklin Cnty. Riverside Hosp.
            Revenue Bonds 7.25%, 5/15/2000.....    AAA          209,747
   850,000  Hamilton Cnty. Bethesda Hosp.
            Revenue Bonds 7.00%, 1/1/2009......     A           857,239
   450,000  Mahoning Cnty. Sanitary Sewer Sys.
            Revenue Bonds 7.50%, 2/1/2009......    AAA          465,278
   145,000  Ohio Capital Corp. Housing Revenue
            Bonds 7.60%, 11/1/2023.............    AAA          150,489
   246,000  Ohio Housing Finance Agency Revenue
            Bonds 7.05%, 9/1/2016..............    AAA          255,867
   150,000  Rural Lorain Water Auth. Ref. &
            Impt. Revenue Bonds 5.45%,
            10/1/2018..........................    AAA          151,946
 1,415,000  Toledo Sewer System Ref. & Impt.
            Revenue Bonds 3.50%, 11/15/2002....    AAA        1,390,325
 1,575,000  Toledo Waterworks Ref. & Impt.
            Revenue Bonds 4.00%, 11/15/2001....    AAA        1,574,241
   500,000  Toledo Waterworks Ref. & Impt.
            Revenue Bonds 4.13%, 11/15/2008....    AAA          479,432
   145,000  University Heights B General
            Obligation Bonds 6.20%,
            12/1/2014..........................    NR           155,303
   500,000  Washington Water Sys. Revenue Bonds
            5.38%, 12/1/2019...................    AAA          505,038
                                                           ------------
            TOTAL MUNICIPAL BONDS -- (COST
            $7,655,357)........................               7,770,047
                                                           ------------
            SHORT-TERM TAX EXEMPT INVESTMENTS -- 5.9%
   100,000  Burke County Georgia Pollution
            Control Variable Rate Demand
            Revenue Bonds 3.40%,
            8/2/99.............................    A2           100,000
   200,000  California Statewide Community
            Development Variable Rate Demand
            Revenue Bonds 2.90%, 8/2/99........    AAA          200,000
   200,000  Franciscan Sisters of the Poor,
            South Carolina, Variable Rate
            Demand Revenue Bonds 3.40%,
            8/2/99.............................    Aa2          200,000
                                                           ------------
            TOTAL SHORT-TERM TAX EXEMPT
            INVESTMENTS (COST $500,000)........                 500,000
                                                           ------------
            TOTAL INVESTMENTS -- 96.8% (COST
            $8,155,357)........................               8,270,047
            OTHER ASSETS LESS LIABILITIES --
            3.2%...............................                 274,602
                                                           ------------
            NET ASSETS -- 100%.................            $  8,544,649
                                                           ------------
                                                           ------------
            NET ASSET VALUE PER SHARE..........            $       9.38
                                                           ------------
                                                           ------------
            SHARES OUTSTANDING (unlimited
            number of shares authorized; $.10
            par value) -- Note C...............                 910,583
                                                           ------------
                                                           ------------
            MAXIMUM OFFERING PRICE PER SHARE
            (net asset value plus 4.71% of net
            amount invested or 4.5% of the
            offering price)....................            $       9.82
                                                           ------------
                                                           ------------
            NET ASSETS, AS OF JULY 31, 1999,
            ARE COMPRISED OF THE FOLLOWING:
            Aggregate paid in capital..........            $  8,560,607
            Accumulated undistributed net
            realized losses....................                (130,648)
            Unrealized appreciation of
            investments -- net.................                 114,690
                                                           ------------
                                                           $  8,544,649
                                                           ------------
                                                           ------------

* All ratings are stated as of July 31, 1999 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations, if any, are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees. These ratings were not audited by KPMG LLP.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1999

INTEREST INCOME...................................  $ 524,321
EXPENSES -- NOTE B
Management fees...................................     45,858
12b-1 fees........................................     27,568
Shareholder Reporting.............................     10,547
Professional fees.................................      9,250
Trustees' fees....................................      8,000
Custodian and Transfer Agent fees.................      2,622
Registration and filing fees......................      1,100
Insurance expense.................................        781
Miscellaneous expenses............................      8,676
                                                    ---------
      Total expenses before fee waivers...........    114,402
Fee waivers.......................................     27,568
                                                    ---------
      Total net expenses..........................     86,834
                                                    ---------
NET INVESTMENT INCOME.............................    437,487
                                                    ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
-- NET
Realized gain on investments......................    143,278
Change in unrealized appreciation of
investments.......................................   (377,323)
                                                    ---------
Net loss on investments...........................   (234,045)
                                                    ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS........  $ 203,442
                                                    ---------
                                                    ---------

                       STATEMENT OF CHANGES IN NET ASSETS

                                               YEAR ENDED JULY 31,
                                          ------------------------
                                             1999         1998
                                          -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
Net investment income...................  $   437,487  $   470,847
Realized gain on investments -- net.....      143,278       47,896
Change in unrealized appreciation of
investments -- net......................     (377,323)     (67,102)
                                          -----------  -----------
Net increase in net assets from
operations..............................      203,442      451,641
                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME.......................     (437,487)    (470,847)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold.............................      648,789      616,998
Shares issued on reinvestment of
distributions...........................      288,411      319,004
                                          -----------  -----------
                                              937,200      936,002
Shares redeemed.........................   (1,379,002)  (1,979,505)
                                          -----------  -----------
Net decrease from capital shares
transactions............................     (441,802)  (1,043,503)
                                          -----------  -----------
      Total decrease in net assets......     (675,847)  (1,062,709)
NET ASSETS
Beginning of period.....................    9,220,496   10,283,205
                                          -----------  -----------
End of period...........................  $ 8,544,649  $ 9,220,496
                                          -----------  -----------
                                          -----------  -----------

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

    Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.
    Carnegie Tax-Exempt Income Trust is a business trust organized under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 19, 1985 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General"). Ohio General is managed in accordance with the investment objectives and policies of the Fund.
    The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.
    USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
    SECURITY VALUATIONS -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.
    The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. Securities are valued at the average of the bid and asked price.
    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.
    REPURCHASE AGREEMENTS -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was July 30, 1999.
    FEDERAL INCOME TAXES -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.
    Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1999, Ohio General had capital loss carryovers for federal income tax purposes of $130,648.
    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At July 31, 1999, there were no when-issued securities.
    CAPITAL SHARE TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any.
    CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.
    Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.
    The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.
    As of July 31, 1999, the following reclassifications have been made to increase (decrease) such accounts:

                                                                  ACCUMULATED
                                          AGGREGATE PAID IN    UNDISTRIBUTED NET
                                               CAPITAL           REALIZED LOSS
                                          ------------------   ------------------
Ohio General Fund.......................      $(258,208)            $258,208

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE

    Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.
    CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses,

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.
    LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the year ended July 31, 1999, LCI had $15,389 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $528,509.
    CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the year ended July 31, 1999, CGST had $1,538 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $50,531.
    CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the year ended July 31, 1999, CTF had $3,371 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $90,379.
    Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the year ended July 31,
1999, Ohio General had $3,548 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $45,858.
    In addition, in the event that the aggregate operating expenses of the Money Funds and Ohio General (excluding certain expenses and, where permitted by applicable state securities regulations, expenses incurred as part of the Distribution Expense Plan described below) exceed any expense limitations imposed by applicable state securities regulations, CCMC will reimburse 100% of such excess expenses. There were no excess expenses for the year ended July 31, 1999.
    The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $27,568 for the year ended July 31, 1999 were waived for the Ohio General Municipal Fund.
    For the year ended July 31, 1999, CFD received sales charges paid by the purchasers of Ohio General's shares of $8,762. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.
    LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

    Transactions in shares (and capital for the Money Funds) were as follows:

                                             YEAR ENDED JULY 31,
                                          --------------------------
                                              1999          1998
                                          ------------  ------------
LCI
  Shares sold...........................   187,629,352   666,052,853
  Shares issued on reinvestment of
    distributions.......................     4,273,381    10,216,408
                                          ------------  ------------
                                           191,902,733   676,269,261
  Shares redeemed.......................  (321,584,552) (696,979,044)
                                          ------------  ------------
  Net decrease in capital shares........  (129,681,819)  (20,709,783)
                                          ------------  ------------
                                          ------------  ------------
CGST
  Shares sold...........................     5,543,944    14,224,541
  Shares issued on reinvestment of
    distributions.......................       397,579       657,166
                                          ------------  ------------
                                             5,941,523    14,881,707
  Shares redeemed.......................   (16,985,216)  (12,787,864)
                                          ------------  ------------
  Net increase/(decrease) in capital
    shares..............................   (11,043,693)    2,093,843
                                          ------------  ------------
                                          ------------  ------------
CTF
  Shares sold...........................    24,208,447    41,751,665
  Shares issued on reinvestment of
    distributions.......................       429,474       570,497
                                          ------------  ------------
                                            24,637,921    42,322,162
  Shares redeemed.......................   (38,829,617)  (40,705,223)
                                          ------------  ------------
  Net increase/(decrease) in capital
    shares..............................   (14,191,696)    1,616,939
                                          ------------  ------------
                                          ------------  ------------
OHIO GENERAL
  Shares sold...........................        66,804        64,230
  Shares issued on reinvestment of
    distributions from net investment
    income..............................        29,968        33,074
                                          ------------  ------------
Net increase/(decrease) in capital
  shares................................        96,772        97,304
Shares redeemed.........................      (142,706)     (205,805)
                                          ------------  ------------
Net decrease in capital shares..........       (45,934)     (108,501)
                                          ------------  ------------
                                          ------------  ------------

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

    Purchases of investment securities and value of securities maturing or sold excluding short-term securities during the year ended July 31, 1999 amounted to $4,370,078 and $5,404,221 respectively.
    For Federal income tax purposes, the identified cost of securities owned on July 31, 1999 was $8,155,357. Aggregate unrealized appreciation on the cost basis of investments was $136,789, and aggregate unrealized depreciation was $22,099. Net unrealized appreciation at July 31, 1999 was $114,690.

NOTE E -- NET ASSETS

    Net Assets, as of July 31, 1999, are comprised of the following:

                                         LCI         CGST        CTF
                                     -----------  ----------  ----------
Capital shares, at par.............  $ 3,479,414  $  349,056  $  761,401
Capital shares in excess of par....   31,314,722   3,141,503   6,852,605
                                     -----------  ----------  ----------
Net Assets.........................  $34,794,136  $3,490,559  $7,614,006
                                     -----------  ----------  ----------
                                     -----------  ----------  ----------

NOTE F -- CONCENTRATION OF CREDIT RISK

    The Ohio General Municipal Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations issued by the State of Ohio and its authorities and agencies. The Issuers' abilities to meet their obligations may be affected by economic or political developments in the state of Ohio.

NOTE G -- FUNDS' TERMINATION PLAN

    On July 27, 1999, the board of trustees of each of the Funds determined that it would be in the best interests of the Funds and their shareholders to terminate the Funds by liquidating and distributing the Funds' assets to shareholders and dissolving the Funds under applicable state law.
    Under the governing Declaration of Trust for each Fund, this termination must be approved by shareholders in order to become effective. Each Fund will hold a special meeting of shareholders to vote upon its termination, and shareholders have been furnished with a proxy statement for that special meeting, which is scheduled to be held on October 4, 1999. The proxy statement contains an explanation of the events that led the trustees to consider terminating the Funds and the reasons for their determination that it would be appropriate to do so.
    In view of the circumstances, each of the Funds has suspended sales of its shares to new investors, effective July 28, 1999. This suspension does not affect the automatic reinvestment of dividends and other distributions, which will continue to be made on behalf of shareholders. Existing shareholders may continue to purchase additional shares of the Funds and continue to have the right to redeem shares in any of the Funds.

                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP

                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322

--------------------------------------------------------------------------------

                                    CARNEGIE
                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
               daily. Withdraw cash at any time without penalty.

                                    CARNEGIE
                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE
                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE
                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                        exempt from federal income tax.

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO OTHERS UNLESS IT IS ACCOMPANIED OR PRECEDED BY A CURRENT COMBINED PROSPECTUS. FOR MORE COMPLETE INFORMATION ON CARNEGIE FUNDS, INCLUDING SALES CHARGES AND EXPENSES, SEE THE APPROPRIATE SECTIONS OF THE COMBINED PROSPECTUS, WHICH MAY BE OBTAINED FROM CARNEGIE OR YOUR BROKER. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                     [LOGO]

                      CARNEGIE CAPITAL MANAGEMENT COMPANY
Carnegie
Funds Group
------------------

   - Liquid Capital Income Trust

   - Carnegie Government Securities Trust

   - Carnegie Tax Free Income Trust

   - Carnegie Tax Exempt Income Trust -- Ohio General Municipal Fund

                     -------------------------------------

  Annual Report

  July 31, 1999

                        --------------------------------

                                  [LOGO]  CARNEGIE CAPITAL MANAGEMENT COMPANY
                                          100 The Halle Building
                                          1228 Euclid Avenue
                                          Cleveland, Ohio 44115-1831
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